INVESTMENTS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2001	Oct. 31, 2011 funds	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2002
Long-Term [Abstract]
Cost method investments		$ 65	$ 80
Trading securities		49	52
Available-for-sale investments		3	10
Total		117	142
Number of special funds included in cost method investments		2
Schedule of Available-for-sale Securities [Line Items]
Cost		1	4
Gross Unrealized Gains		2	6
Gross Unrealized Losses		0	0
Estimated Fair Value		3	10
Amounts included in other income (expense), net [Abstract]
Available-for-sale investments - realized gain		6	2	1
Other than temporary impairment on investments		0	0	(9)
Net unrealized gains and losses on trading securities		1	6	(6)
Realized gains from the sale of cost method securities		0	0	1
Investments in Leases [Abstract]
Initial proceeds from sale of land	287
Prepaid rent received, leasehold interest					237
Investment in direct-financing leases		279	279
Long-term leasehold interest acquired, initial direct costs		4	4
Lease rent receivable, unearned income		202	205
Future minimum lease payments term, description		minimum lease payments are to be received in more than five years
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		1	4
Gross Unrealized Gains		2	6
Gross Unrealized Losses		0	0
Estimated Fair Value		$ 3	$ 10